UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTICE OF INTENTION TO REDEEM SECURITIES

PURSUANT TO RULE 23C-2

UNDER

THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00732

SARATOGA INVESTMENT CORP.

(Name of Registrant)

535 Madison Avenue

New York, New York 10022

(Address of Principal Executive Office)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Saratoga Investment Corp. (the “Company”) to be redeemed:

6.75% Notes due 2023 (CUSIP: 80349A 406) (the “Notes”).

(2)	Date on which the securities are to be redeemed:

The Notes will be partially redeemed on December 21, 2019.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Company’s base indenture governing the Notes, dated as of May 10, 2013 (the “Base Indenture”), between the Company and U.S. Bank National Association, as trustee, as amended (the “Indenture”) and (ii) Section 1.01(h) of the Second Supplemental Indenture, dated as of December 21, 2016, between the Company and U.S. Bank National Association, as trustee (the “Second Supplemental Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem $50,000,000 in aggregate principal amount of the $74,450,000 in aggregate principal amount of the Notes issued and outstanding pursuant to the terms of the Indenture and the Second Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 15th day of November, 2019.

SARATOGA INVESTMENT CORP

By:	/s/ Henri J. Steenkamp
Name: Henri J. Steenkamp Title: Chief Financial Officer, Treasurer, Chief Compliance Officer and Secretary